Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation
(13)	Stock-Based Compensation

On December 27, 2011, the Company's stockholders approved the 2011 Equity Incentive Plan ("2011 Plan"). A total of 2,200,000 shares of common stock are available to be issued under the 2011 Plan. Options, restricted stock, performance share awards and bonus share awards in lieu of obligations may be issued under the 2011 Plan. Both incentive stock options and nonqualified stock options can be granted under the 2011 Plan. The exercise price of the stock options can not be less than the fair market value of the common stock on the date of grant. As of December 31, 2011 no equity instruments have been granted under the 2011 Plan.

The Company terminated its prior stock option plan on February 27, 2011. At December 31, 2011, no options were available for grant under this plan. Options must be exercised within ten years of the date of grant.

A summary of the activity in the prior plan is as follows. All option amounts reflect the one-for-four reverse stock split declared in October 2010 and the 5% stock dividend declared in May 2010 (dollars in thousands, except share amounts):

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value

Outstanding at December 31, 2009	104,989	$28.52
Forfeited	(35,857)	27.84

Outstanding at December 31, 2010	69,132	30.05
Expired	(18,232)	18.16

Outstanding and exercisable at December 31, 2011	50,900	$34.31	3.0 years	$0